Fair values of financial assets and liabilities - Schedule of Valuation Adjustment Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
At 1 January	£ 381	£ 456
Income statement credit	(102)	(75)
Transfers	(3)	0
At 31 December	£ 276	£ 381